UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       DECEMBER 31, 2006

Check here if Amendment:   Amendment Number:   _________
          This Amendment (check only one):	 is a restatement
						 adds new holdings entries.


Institutional Investment Manager Filing this Report:

	Name:		Bowman Financial Management Company
	Address:	1330 F Smith Avenue
			Baltimore MD 21209

	Form 13F File Number:	28-04775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

	Name:		Clark Bowman
	Title:		Chief Compliance Officer
	Phone:		410.433.1900

Signature Place and Date of Signing:

    Clark Bowman          Baltimore, Maryland             February 15, 2007

Report Type (Check only one):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:	0


Form 13F Information Table Entry Total:	79


Form 13F Information Table Value Total:	 $110,497,992



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional managers with respect to which this report is filed other than the manager filing this report.

IF there are no entries in this list state NONE and omit the column headings and list entries.

NONE


				INFORMATION TABLE

COLUMN 1       COLUMN 2 COLUMN 3  COLUMN 4   COLUMN 5           COLUMN 6 COLUMN 7 COLUMN 8
                TITLE              VALUE     SHRS OR  SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
NAME OF ISSUER   OF CLASS   CUSIP   (x$1000)    PRN AMT  PRN CALL   DISCR    MNGRS  SOLESHRD  NONE
3M Co.              CS    604059105   2575       33047    SH        SOLE      N/A    0    0   33047
Abbott Laboratori   CS     2824100    2446       50217    SH        SOLE      N/A    0    0   50217
Aetna Inc.          CS     817y108     226       5240     SH        SOLE      N/A    0    0   5240
Aflac Inc.          CS     1055102     611       13275    SH        SOLE      N/A    0    0   13275
Agilent Technologie CS    00846U101   1562       44832    SH        SOLE      N/A    0    0   44832
Amdocs Ltd.         CS    g02602103    665       17150    SH        SOLE      N/A    0    0   17150
American Internatio CS    26874107    2971       41463    SH        SOLE      N/A    0    0   41463
Amgen               CS    31162100    2011       29437    SH        SOLE      N/A    0    0   29437
Apple Computer      CS    37833100     331       3900     SH        SOLE      N/A    0    0   3900
Assurant Insurance  CS    04621xl08    760       13750    SH        SOLE      N/A    0    0   13750
Atmel Corp          CS    49513104    3605      595900    SH        SOLE      N/A    0    0  595900
Automatic Data Proc CS    53015103    1400       28422    SH        SOLE      N/A    0    0   28422
Bank of America Cor CS    60505104    3343       62620    SH        SOLE      N/A    0    0   62620
Bellsouth Corp      CS    79860102     879       18648    SH        SOLE      N/A    0    0   18648
Biomet, Inc.        CS    90613100     627       15197    SH        SOLE      N/A    0    0   15197
Cardinal Health Inc CS    14149Y108   1472       22852    SH        SOLE      N/A    0    0   22852
Caremark Rx, Inc.   CS    141705103   3403       59579    SH        SOLE      N/A    0    0   59579
Chesapeake Energy   CS    165167107   1277       43950    SH        SOLE      N/A    0    0   43950
ChevronTexaco Corp  CS    166764100    701       9527     SH        SOLE      N/A    0    0   9527
Cisco Systems       CS    17275B102   2223       81348    SH        SOLE      N/A    0    0   81348
Citigroup           CS    172967101    859       15416    SH        SOLE      N/A    0    0   15416
Cognex Corp         CS    192422103    681       28600    SH        SOLE      N/A    0    0   28600
Comcast Corp.Non Vo CS    200300200   2264       54061    SH        SOLE      N/A    0    0   54061
Computer Science Co CS    205363104    396       7429     SH        SOLE      N/A    0    0   7429
Corning Inc.        CS    219350105    210       11200    SH        SOLE      N/A    0    0   11200
CVS Corporation Del CS    126650100   2439       78897    SH        SOLE      N/A    0    0   78897
Danaher Corp.       CS    235851102   2213       30550    SH        SOLE      N/A    0    0   30550
Davita Inc          CS    23918k108   2375       41750    SH        SOLE      N/A    0    0   41750
Dominion Resources  CS    25746U109   1072       12784    SH        SOLE      N/A    0    0   12784
Duke-Weeks Realty   CS    264411505   1201       29358    SH        SOLE      N/A    0    0   29358
EMC Corp.           CS    268648102    407       30800    SH        SOLE      N/A    0    0   30800
Emerson Electric Co CS    291011104   4075       92421    SH        SOLE      N/A    0    0   92421
Exxon/Mobil         CS    30231g102   3597       46938    SH        SOLE      N/A    0    0   46938
Federal Home Loan M CS    313400301   1488       21917    SH        SOLE      N/A    0    0   21917
Federal RealtyInves CS    313747206    242       2850     SH        SOLE      N/A    0    0   2850
First Data Corp     CS    319963104    424       16614    SH        SOLE      N/A    0    0   16614
Fiserv Inc.         CS    337738108   2149       40999    SH        SOLE      N/A    0    0   40999
Foundational Coal   CS    35039W100   1120       35250    SH        SOLE      N/A    0    0   35250
General Electric    CS    369604103    818       21986    SH        SOLE      N/A    0    0   21986
Haemonetics Corp    CS    405024100   1056       23450    SH        SOLE      N/A    0    0   23450
Hewlett Packard/Com CS    428236103    480       11658    SH        SOLE      N/A    0    0   11658
Home Depot          CS    437076102    300       7463     SH        SOLE      N/A    0    0   7463
Honeywell Internati CS    438516106   1662       36737    SH        SOLE      N/A    0    0   36737
I B M               CS    459200101   1623       16705    SH        SOLE      N/A    0    0   16705
Intel Corp          CS    458140100    619       30570    SH        SOLE      N/A    0    0   30570
J P Morgan Chase &  CS    46625H100    402       8324     SH        SOLE      N/A    0    0   8324
Johnson & Johnson   CS    478160104   2732       41387    SH        SOLE      N/A    0    0   41387
Lowes Companies Inc CS    548661107   2712       87047    SH        SOLE      N/A    0    0   87047
Manpower            CS    56418H100    914       12200    SH        SOLE      N/A    0    0   12200
McDonald's Corp     CS    580135101    225       5066     SH        SOLE      N/A    0    0   5066
Microsoft Corp.     CS    594918104   1452       48622    SH        SOLE      N/A    0    0   48622
Millipore           CS    601073109    823       12350    SH        SOLE      N/A    0    0   12350
NCR Corp            CS    62886E108   2698       63100    SH        SOLE      N/A    0    0   63100
Norfolk Southern Co CS    655844108   1695       33700    SH        SOLE      N/A    0    0   33700
Omnicare Inc        CS    681904108    822       21275    SH        SOLE      N/A    0    0   21275
Oracle Systems      CS    68389X105   2420      141211    SH        SOLE      N/A    0    0  141211
PepsiCo             CS    713448108    228       3650     SH        SOLE      N/A    0    0   3650
Pfizer              CS    717081103    417       16099    SH        SOLE      N/A    0    0   16099
Procter & Gamble    CS    742718109   3200       49792    SH        SOLE      N/A    0    0   49792
Quest Diagnostics   CS    74834L100   3222       60787    SH        SOLE      N/A    0    0   60787
Royal Dutch Shell   CS    780259206    210       2965     SH        SOLE      N/A    0    0   2965
Schein (Henry) Inc. CS    806407102   1570       32050    SH        SOLE      N/A    0    0   32050
Schlumberger Limite CS    806857108   1096       17360    SH        SOLE      N/A    0    0   17360
Sysco Corp          CS    871829107    625       17009    SH        SOLE      N/A    0    0   17009
T Rowe Price        CS    74144T108    285       6500     SH        SOLE      N/A    0    0   6500
Target Corp         CS    87612E106   3419       59925    SH        SOLE      N/A    0    0   59925
Tripath Technology  CS    896942109     1        10000    SH        SOLE      N/A    0    0   10000
United Healthcare   CS    910581107    505       9400     SH        SOLE      N/A    0    0   9400
US Bancorp New      CS    902973304    345       9535     SH        SOLE      N/A    0    0   9535
Verizon             CS    92343V104   1418       38069    SH        SOLE      N/A    0    0   38069
Vodafone Group PLC  CS    92857W209   2026       72913    SH        SOLE      N/A    0    0   72913
Wachovia Corp       CS    929903102   2963       52020    SH        SOLE      N/A    0    0   52020
Walgreen            CS    931422109    917       19975    SH        SOLE      N/A    0    0   19975
Wal-Mart Stores Inc CS    931142103    205       4440     SH        SOLE      N/A    0    0   4440
Washington Real Est CS    939653101    268       6700     SH        SOLE      N/A    0    0   6700
Wellpoint Health Ne CS    94937V107    219       2786     SH        SOLE      N/A    0    0   2786
Wells Fargo         CS    949746101   2634       74074    SH        SOLE      N/A    0    0   74074
Western Union       CS    959802109    526       23458    SH        SOLE      N/A    0    0   23458
Wyeth               CS    983024100    451       8862     SH        SOLE      N/A    0    0   8862